Warrants - Additional Information (Details)	9 Months Ended	11 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 D $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares per warrant | shares	1	1
Price of warrant	$ 11.50	$ 11.50
Threshold period days after the completion of the initial Business Combination for exercise of warrants	30 days	30 days
Threshold period for filling registration statement after business combination		5 years
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	7,500,000	7,500,000
Period For Filling Registration Statement After Business Combination	15 days	15 days
Period Of Time After Which Warrant Holder May Do Cashless Exercise	60 days	60 days
Public Warrants | Class A Common stock
Class of Warrant or Right [Line Items]
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold consecutive trading days for redemption of public warrants | D		20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	3,500,000	3,500,000